Stock Option and Incentive Plan - Summary of Restricted Stock and Restricted Stock Units Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2022 $ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,366
Number of Restricted Shares, Granted | shares	1,080
Number of Restricted Shares, Vested | shares	(539)
Number of Restricted Shares, Forfeited | shares	(133)
Number of Restricted Shares, Ending Balance | shares	1,774
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 66.57
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	73.71
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	65.86
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	70.59
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 70.83
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	221
Number of Restricted Shares, Granted | shares	325
Number of Restricted Shares, Vested | shares	(77)
Number of Restricted Shares, Forfeited | shares	(24)
Number of Restricted Shares, Ending Balance | shares	445
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 69.35
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	72.31
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	68.83
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	71.26
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 71.5